UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7044

The Dreyfus Socially Responsible Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
March 31, 2015 (Unaudited)

Common Stocks--99.4%	Shares		Value ($)
Banks--3.8%
Comerica	125,700		5,672,841
KeyCorp	183,550		2,599,068
People's United Financial	149,800		2,276,960
			10,548,869
Capital Goods--6.3%
3M	16,550		2,729,922
Caterpillar	36,800		2,945,104
Cummins	10,200		1,414,128
General Electric	73,750		1,829,737
Jacobs Engineering Group	20,650	a	932,554
Lockheed Martin	16,350		3,318,396
Parker Hannifin	9,000		1,069,020
Rockwell Automation	6,100		707,539
Snap-on	18,250		2,683,845
			17,630,245
Commercial & Professional Services--1.0%
Pitney Bowes	121,000		2,821,720
Consumer Durables & Apparel--.4%
PVH	11,000		1,172,160
Consumer Services--2.3%
Marriott International, Cl. A	79,550		6,389,456
Diversified Financials--4.8%
American Express	46,250		3,613,050
Franklin Resources	62,800		3,222,896
Northern Trust	20,700		1,441,755
T. Rowe Price Group	63,150		5,113,887
			13,391,588
Energy--7.5%
Baker Hughes	34,900		2,218,942
ConocoPhillips	65,950		4,106,047
Denbury Resources	179,150	b	1,306,003
Hess	13,450		912,852
Marathon Petroleum	48,350		4,950,556
National Oilwell Varco	34,150		1,707,159
ONEOK	12,600		607,824
Phillips 66	19,450		1,528,770
Spectra Energy	98,250		3,553,702
			20,891,855
Food, Beverage & Tobacco--4.6%
Campbell Soup	31,300		1,457,015
Coca-Cola Enterprises	94,550		4,179,110
McCormick & Co.	15,100		1,164,361
Mondelez International, Cl. A	105,400		3,803,886
PepsiCo	23,600		2,256,632
			12,861,004
Health Care Equipment & Services--3.4%
AmerisourceBergen	32,000		3,637,440
Cardinal Health	14,700		1,326,969
Cigna	15,000		1,941,600
Edwards Lifesciences	18,400	a	2,621,264
			9,527,273
Household & Personal Products--3.6%

Clorox	37,250		4,112,028
Estee Lauder, Cl. A	37,600		3,126,816
Kimberly-Clark	25,100		2,688,461
			9,927,305
Insurance--3.9%
ACE	14,500		1,616,605
Marsh & McLennan	55,800		3,129,822
Travelers	57,700		6,239,101
			10,985,528
Materials--6.2%
Alcoa	206,550		2,668,626
Ball	77,250		5,456,940
Ecolab	11,950		1,366,841
International Flavors & Fragrances	44,500		5,224,300
Sigma-Aldrich	18,250		2,523,062
			17,239,769
Media--5.6%
DIRECTV	43,200	a	3,676,320
Discovery Communications, Cl. A	59,000	a,b	1,814,840
Scripps Networks Interactive, Cl.
A	49,900		3,421,144
Time Warner	29,500		2,490,980
Time Warner Cable	16,950		2,540,466
Walt Disney	16,200		1,699,218
			15,642,968
Pharmaceuticals, Biotech & Life Sciences--13.3%
Actavis	1,418	a	422,012
Agilent Technologies	81,250		3,375,938
AstraZeneca, ADR	27,050		1,851,032
Biogen Idec	10,550	a	4,454,632
Bristol-Myers Squibb	22,200		1,431,900
Eli Lilly & Co.	21,100		1,532,915
Gilead Sciences	72,550	a	7,119,332
Merck & Co.	92,600		5,322,648
PerkinElmer	79,500		4,065,630
Thermo Fisher Scientific	9,400		1,262,796
Waters	33,650	a	4,183,368
Zoetis	41,500		1,921,035
			36,943,238
Retailing--1.9%
Gap	101,400		4,393,662
Staples	47,100		767,024
			5,160,686
Semiconductors & Semiconductor Equipment--.9%
Applied Materials	11,000		248,160
Intel	73,200		2,288,964
			2,537,124
Software & Services--9.8%
Accenture, Cl. A	31,550		2,955,920
Citrix Systems	45,700	a	2,918,859
Computer Sciences	30,400		1,984,512
Google, Cl. A	1,160	a	643,452
Google, Cl. C	1,140	a	624,720
International Business Machines	19,725		3,165,862
Intuit	45,750		4,435,920
Microsoft	102,850		4,181,367
Symantec	50		1,168
Teradata	96,700	a	4,268,338
Xerox	169,600		2,179,360

		27,359,478
Technology Hardware & Equipment--8.5%
Apple	97,300	12,107,039
Cisco Systems	82,975	2,283,887
Corning	172,800	3,919,104
EMC	51,625	1,319,535
Hewlett-Packard	127,100	3,960,436
		23,590,001
Telecommunication Services--1.7%
CenturyLink	134,000	4,629,700
Transportation--4.1%
Expeditors International of
Washington	31,100	1,498,398
Norfolk Southern	30,650	3,154,498
Southwest Airlines	152,700	6,764,610
		11,417,506
Utilities--5.8%
Exelon	174,400	5,861,584
NextEra Energy	63,500	6,607,175
PG&E	22,100	1,172,847
Public Service Enterprise Group	56,700	2,376,864
		16,018,470
Total Common Stocks
(cost $215,579,397)		276,685,943

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,593,426)	1,593,426 [c]	1,593,426
Investment of Cash Collateral for
Securities Loaned--.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,436,547)	2,436,547 [c]	2,436,547
Total Investments (cost $219,609,370)	100.9%	280,715,916
Liabilities, Less Cash and Receivables	(.9%)	(2,395,597)
Net Assets	100.0%	278,320,319

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2015, the value of the fund's securities on loan was $2,278,890 and the value of the collateral held by the fund was $2,436,547.
c Investment in affiliated money market mutual fund.

At March 31, 2015, net unrealized appreciation on investments was $61,106,546 of which $65,184,431 related to appreciated investment securities and $4,077,885 related to depreciated investment securities. At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	13.3
Software & Services	9.8
Technology Hardware & Equipment	8.5
Energy	7.5
Capital Goods	6.3
Materials	6.2
Utilities	5.8

Media	5.6
Diversified Financials	4.8
Food, Beverage & Tobacco	4.6
Transportation	4.1
Insurance	3.9
Banks	3.8
Household & Personal Products	3.6
Health Care Equipment & Services	3.4
Consumer Services	2.3
Retailing	1.9
Telecommunication Services	1.7
Money Market Investments	1.5
Commercial & Professional Services	1.0
Semiconductors & Semiconductor Equipment	.9
Consumer Durables & Apparel	.4
100.9

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	274,834,911	-	-	274,834,911
Equity Securities - Foreign Common Stocks+	1,851,032	-	-	1,851,032
Mutual Funds	280,715,916	-	-	280,715,916

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)